Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 12, 2024	Dec. 31, 2023
Disclosure of Current Investments [Line Items]
Short term investments	$ 59,009		$ 204,510
Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Public shares		12,339,057
Total value of public shares		$ 141,000
Securities
Disclosure of Current Investments [Line Items]
Short term investments	4,956		17,154
Investments held in trust account
Disclosure of Current Investments [Line Items]
Short term investments	$ 54,053		$ 187,356